Note 16 - Commitments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Commitments Disclosure [Text Block]
16.	COMMITMENTS

Lease Commitments

The Company leases office space and certain equipment under non-cancelable operating lease agreements that expire at various dates through
December 2021.
For the years ended
December 31, 2017,
2016,
and
2015,
leasing costs charged to income in relation to these agreements were
$1,601,000,
$1,899,000,
and
$2,106,000,
respectively. The Company’s office lease provides for periodic rental increases based on the general inflation rate.

As of
December 31, 2017,
future minimum lease payments under all non-cancelable operating lease agreements were as follows:

(In Thousands)

Year	Operating Leases

2018	$1,420
2019	897
2020	353
2021	13

Total minimum lease payments	$2,683

Purchase obligations and commitments include payments due under various types of license, maintenance and support agreements with contractual terms from one
to
three
years. As of
December 31, 2017,
those purchase commitments were as follows:

(In Thousands)

Year

2018	$452
2019	243
2020	19

Total	$714